Segment Reporting - Vasta Platform (Successor) (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting
Net revenue from sales and services	R$ 246,361	R$ 997,628	R$ 989,683
Cost of goods sold and services	(69,903)	(378,003)	(447,049)
Operating income (expenses)
General and administrative expenses	(84,898)	(406,352)	(276,427)
Commercial expenses	(51,151)	(165,169)	(184,592)
Other operating net income	2,868	4,283	5,136
Impairment losses on trade receivables	(2,283)	(25,015)	(4,297)
(Loss) / Profit before finance results and taxes	40,994	27,372	82,454
Assets	6,139,691	6,978,270	6,167,794
Current and non-current liabilities	2,871,190	2,192,953	3,067,711
Content & EdTech Platform
Segment Reporting
Net revenue from sales and services	236,479	908,406	882,259
Cost of goods sold and services	(64,701)	(301,882)	(359,730)
Operating income (expenses)
General and administrative expenses	(83,963)	(382,740)	(260,338)
Commercial expenses	(49,346)	(152,659)	(181,681)
Other operating net income	2,868		5,136
Impairment losses on trade receivables	(2,283)	(25,015)	(4,297)
(Loss) / Profit before finance results and taxes	39,054	46,110	81,349
Assets	6,092,753	6,848,198	6,055,892
Current and non-current liabilities	2,834,102	2,141,107	2,955,764
Digital Services Platform
Segment Reporting
Net revenue from sales and services	9,882	89,222	107,424
Cost of goods sold and services	(5,202)	(76,121)	(87,319)
Operating income (expenses)
General and administrative expenses	(935)	(19,329)	(16,089)
Commercial expenses	(1,805)	(12,510)	(2,911)
Other operating net income
Impairment losses on trade receivables
(Loss) / Profit before finance results and taxes	1,940	(18,738)	1,105
Assets	46,938	130,072	111,902
Current and non-current liabilities	37,088	R$ 51,847	111,947
Vasta Platform (Successor)
Segment Reporting
Net revenue from sales and services	246,361		989,683
Cost of goods sold and services	(69,903)		(447,049)
Operating income (expenses)
General and administrative expenses	(84,898)		(276,427)
Commercial expenses	(51,151)		(184,592)
Other operating net income	2,868		5,136
Impairment losses on trade receivables	(2,283)		(4,297)
(Loss) / Profit before finance results and taxes	40,994		82,454
Assets	6,139,691		6,167,794
Current and non-current liabilities	2,871,190		3,067,711
Vasta Platform (Successor) | Content & EdTech Platform
Segment Reporting
Net revenue from sales and services	236,479		882,259
Cost of goods sold and services	(64,701)		(355,711)
Operating income (expenses)
General and administrative expenses	(83,963)		(252,475)
Commercial expenses	(49,346)		(184,570)
Other operating net income	2,868		5,136
Impairment losses on trade receivables	(2,283)		(4,168)
(Loss) / Profit before finance results and taxes	39,055		90,471
Assets	6,092,753		6,055,892
Current and non-current liabilities	2,834,102		2,955,764
Vasta Platform (Successor) | Digital Services Platform
Segment Reporting
Net revenue from sales and services	9,882		107,424
Cost of goods sold and services	(5,202)		(91,338)
Operating income (expenses)
General and administrative expenses	(935)		(23,952)
Commercial expenses	(1,805)		(22)
Other operating net income
Impairment losses on trade receivables			(129)
(Loss) / Profit before finance results and taxes	1,940		(8,017)
Assets	46,938		111,902
Current and non-current liabilities	R$ 37,088		R$ 111,947